TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of the Additional Information

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Effective August 1, 2015, the following information supplements and supersedes any contrary information contained in the “Administrative Services” section of the Statement of Additional Information:

The funds, other than the Asset Allocation funds, each pay 0.03% of their daily net assets to TFS for administrative services. The fee for such services is 0.0225% of daily net assets for the Asset Allocation funds.

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Investors Should Retain this Supplement for Future Reference

July 31, 2015

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